TRANSAMERICA FUNDS

Supplement to the Currently Effective Class I2 Prospectus dated March 1, 2016, as supplemented

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Effective immediately, the section entitled “Shareholder Information – Prior Performance for Similar Accounts” is removed in its entirety from the Prospectus.

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Investors Should Retain this Supplement for Future Reference

August 19, 2016